RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (30)	$ (22)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(11)
Past service credit	5	3
Administration costs and taxes	(2)	(2)
Costs recognised in Income statement	(9)	(10)
Actuarial gain due to liability experience	6	5
Actuarial loss due to financial assumptions change	(130)	(192)
Actuarial gain due to demographic assumptions	7	35
Return on plan assets greater than discount rate	127	138
Re-measurement recognised in OCI	10	(14)	$ 11
Employer contributions	8	13
Benefits paid directly by the Group	2
Net cash	10	13
Exchange rates	(11)	3
Amount recognised on the balance sheet	(30)	(30)	(22)
Amount recognised on the balance sheet - liability	(163)	(136)
Amount recognised on the balance sheet - asset	133	106
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(1,572)	(1,410)
Movement in pension benefit obligation and pension assets:
Current service cost	(12)	(11)
Past service credit	5	3
Settlements	7
Interest (expense)/income	(33)	(41)
Administration costs and taxes	(2)	(2)
Costs recognised in Income statement	(35)	(51)
Actuarial gain due to liability experience	6	5
Actuarial loss due to financial assumptions change	(130)	(192)
Actuarial gain due to demographic assumptions	7	35
Re-measurement recognised in OCI	(117)	(152)
Employee contributions	(3)	(3)
Benefits paid directly by the Group	2	2
Benefits paid, taxes and administration costs paid from scheme assets	68	69
Net cash	67	68
Exchange rates	(57)	(27)
Amount recognised on the balance sheet	(1,714)	(1,572)	(1,410)
Amount recognised on the balance sheet - liability	(312)	(282)
Amount recognised on the balance sheet - asset	(1,402)	(1,290)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,542	1,388
Movement in pension benefit obligation and pension assets:
Settlements	(7)
Interest (expense)/income	33	41
Costs recognised in Income statement	26	41
Return on plan assets greater than discount rate	127	138
Re-measurement recognised in OCI	127	138
Employer contributions	8	13
Employee contributions	3	3
Benefits paid directly by the Group		(2)
Benefits paid, taxes and administration costs paid from scheme assets	(68)	(69)
Net cash	(57)	(55)
Exchange rates	46	30
Amount recognised on the balance sheet	1,684	1,542	$ 1,388
Amount recognised on the balance sheet - liability	149	146
Amount recognised on the balance sheet - asset	1,535	1,396
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	75
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 82	75
Weighted average duration of defined benefit obligation	19 years
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (794)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(881)	(794)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	869
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	963	869
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	27
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 47	27
Weighted average duration of defined benefit obligation	11 years
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (471)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(494)	(471)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	498
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	541	498
Pension plans | Other
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(132)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(159)	(132)
Pension plans | Other | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(307)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(339)	(307)
Pension plans | Other | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	175
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 180	$ 175